Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000154646 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000154646 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.87%
C000154646 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000154646 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000154646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000154646 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154646 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000154646 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000154646 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000154646 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000154646 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154646 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.28%)
C000154646 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000154646 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000154646 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000154646 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154646 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000154646 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000154646 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.28%)
C000259043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.56%
C000259043 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.98%
C000259043 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.89%
C000259043 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.64%
C000259043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000259043 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000259043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000259043 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000259043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000259043 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.11%
C000259043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.58%)
C000259043 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000259043 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.35%
C000259043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.58%)
C000273533 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000273533 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000273533 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000273533 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	94.21%
C000273533 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.21%
C000273533 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000273533 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000273533 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000243208 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	21.71%
C000243208 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000243208 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	30.93%
C000243208 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000243208 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000243208 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000243208 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	28.45%
C000243208 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000243208 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000243208 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000243208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000273534 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000273534 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	99.33%
C000273534 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000273534 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000273534 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.33%
C000273534 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000254970 | Other Locations
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000254970 | Korea (the Republic of)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000254970 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.35%)
C000254970 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000254970 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000254970 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000254970 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000254970 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000254970 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.83%
C000254970 | France
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000254970 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000254970 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000254970 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254970 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254970 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000254970 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000254970 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000254970 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000254970 | Isle of Man
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000254970 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254970 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000254970 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.88%
C000254970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.35%)
C000199630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	40.68%
C000199630 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000199630 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000199630 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000199630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000199630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000199630 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000199630 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000199630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000199630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.68%
C000199630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000199630 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.68%
C000199630 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000199630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000273535 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000273535 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000273535 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000273535 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000273535 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000273535 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000166474 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000166474 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000166474 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.09%
C000166474 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000166474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000166474 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	20.19%
C000166474 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000166474 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000166474 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	31.42%
C000166474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000166474 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000166474 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.72%
C000166474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000235507 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000235507 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000235507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000235507 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000235507 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000235507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000273536 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000273536 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000273536 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	10.34%
C000273536 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.53%)
C000273536 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000273536 | SectorMortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	67.67%
C000273536 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	67.03%
C000273536 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000273536 | U.S. Government & Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.09%
C000273536 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.53%)
C000219817 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	95.82%
C000219817 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000219817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000219817 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000219817 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000219817 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000219817 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.93%
C000219817 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000219817 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000219817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000172043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	67.48%
C000172043 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000172043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000172043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000172043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	16.69%
C000172043 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000172043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.41%)
C000172043 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.24%
C000172043 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000172043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.41%)
C000193921 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	19.42%
C000193921 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.85%
C000193921 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	15.89%
C000193921 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000193921 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000193921 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000193921 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000193921 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	31.99%
C000193921 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000193921 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000193921 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.75%
C000193921 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000173454 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	20.67%
C000173454 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.87%
C000173454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000173454 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000173454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000173454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	20.71%
C000173454 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000173454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000173454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000173454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000173454 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000173454 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000173454 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000173454 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.65%
C000173454 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000166475 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.15%
C000166475 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.42%
C000166475 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.13%
C000166475 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000166475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000166475 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166475 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000166475 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000166475 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000166475 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166475 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000166475 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000166475 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000166475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.14%